Financial instruments and risk management - Jet fuel price risk (Details) gal in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($) gal $ / gal	Dec. 31, 2018 MXN ($) gal $ / gal	Dec. 31, 2017 MXN ($) gal $ / gal
Jet fuel price risk
Fair value of derivative financial liabilities | $			$ 122,948
Intrinsic value recycled to the fuel cost | $		$ 9,477
Loss from derivatives financial instruments recognized in consolidated statements of operations | $		$ (67,629)	$ 455,009	$ (52,097)
Jet fuel
Jet fuel price risk
Percentage of operating expenses	38.00%	38.00%	38.00%	31.00%
Jet fuel Asian call options
Jet fuel price risk
Notional volume (in gallons) | gal		13,492
Fair value of derivative financial assets | $			$ 48,199	$ 497,403
Cost of hedging recognized in other comprehensive income | $		$ 133,567	134,096	163,836
Extrinsic value of options recycled to cost | $		$ 61,067	$ (402,493)	$ 26,980
Jet fuel Asian call options | Within one year
Jet fuel price risk
Notional volume (in gallons) | gal			26,632	131,381
Strike price agreed rate			1.8400	1.7447
Approximate percentage of hedge (of expected consumption value)			10.00%	55.00%
Jet fuel Asian call options | Within six months
Jet fuel price risk
Notional volume (in gallons) | gal			12,790	69,518
Strike price agreed rate			1.8400	1.6861
Approximate percentage of hedge (of expected consumption value)			10.00%	60.00%
Jet fuel Asian call options | Between six months and one year
Jet fuel price risk
Notional volume (in gallons) | gal			13,842	61,863
Strike price agreed rate			1.8400	1.8106
Approximate percentage of hedge (of expected consumption value)			10.00%	50.00%
Jet fuel Zero-Cost collars
Jet fuel price risk
Notional volume (in gallons) | gal		70,136	45,600	61,100
Fair value of derivative financial assets | $		$ 133,567
Fair value of derivative financial liabilities | $			$ 122,948
Upward/downward movement in the spot price of the US Gulf Coast Jet 54	5.00%	5.00%
Effect of upward movement in spot price on accumulated other comprehensive income | $	$ 4,520.00
Effect of downward movement in spot price on accumulated other comprehensive income | $	$ (4,520.00)
Jet fuel Zero-Cost collars | Within one year
Jet fuel price risk
Notional volume (in gallons) | gal		56,644	18,963
Approximate percentage of hedge (of expected consumption value)		20.00%	15.00%
Jet fuel Zero-Cost collars | Within one year | Minimum
Jet fuel price risk
Strike price agreed rate		1.82	1.91
Jet fuel Zero-Cost collars | Within one year | Maximum
Jet fuel price risk
Strike price agreed rate			2.46
Jet fuel Zero-Cost collars | Within one year | Jet fuel | Minimum
Jet fuel price risk
Strike price agreed rate		1.64
Jet fuel Zero-Cost collars | Within one year | Jet fuel | Maximum
Jet fuel price risk
Strike price agreed rate		1.82
Jet fuel Zero-Cost collars | Within six months
Jet fuel price risk
Notional volume (in gallons) | gal		34,480	18,963
Approximate percentage of hedge (of expected consumption value)		25.00%	15.00%
Jet fuel Zero-Cost collars | Within six months | Minimum
Jet fuel price risk
Strike price agreed rate			1.91
Jet fuel Zero-Cost collars | Within six months | Maximum
Jet fuel price risk
Strike price agreed rate			2.46
Jet fuel Zero-Cost collars | Within six months | Jet fuel | Minimum
Jet fuel price risk
Strike price agreed rate		1.63
Jet fuel Zero-Cost collars | Within six months | Jet fuel | Maximum
Jet fuel price risk
Strike price agreed rate		1.82
Jet fuel Zero-Cost collars | Between six months and one year
Jet fuel price risk
Notional volume (in gallons) | gal		22,164
Approximate percentage of hedge (of expected consumption value)		15.00%
Jet fuel Zero-Cost collars | Between six months and one year | Jet fuel | Minimum
Jet fuel price risk
Strike price agreed rate		1.65
Jet fuel Zero-Cost collars | Between six months and one year | Jet fuel | Maximum
Jet fuel price risk
Strike price agreed rate		1.81
All-in | Within one year
Jet fuel price risk
Approximate percentage of hedge (of expected consumption value)		20.00%	18.00%
All-in | Within six months
Jet fuel price risk
Approximate percentage of hedge (of expected consumption value)		25.00%	25.00%
All-in | Between six months and one year
Jet fuel price risk
Approximate percentage of hedge (of expected consumption value)		15.00%	10.00%